Receivables, Prepayments and Other Assets - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Trade receivables, other than related parties	$ 874,000	$ 906,000
Other receivables	340,000	307,000
Unbilled accounts receivable	71,000	38,000	$ 33,000
Receivables from government grants	154,000	133,000
Other current financial assets and other	96,000	22,000
Total	1,535,000	1,406,000
Non-current:
Advances to suppliers	189,000	180,000
Receivables from government grants	170,000	124,000
Other	121,000	47,000
Total	$ 480,000	$ 351,000